Other Non-Current Assets - Disclosure of Detailed Information About Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Non-Current Assets [Abstract]
Receivable from asset sales, net of loss allowance	$ 10,321	$ 3,907
Investment in PGI	2,294	0
Derivative assets	218	0
VAT receivable	8,845	6,522
Other	3,935	3,045
Other non-current assets	$ 25,613	$ 13,474